SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) € in Thousands, $ in Thousands			1 Months Ended		3 Months Ended			6 Months Ended
	Apr. 30, 2024 EUR (€)	Jul. 07, 2023 EUR (€)	Jul. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) segment	Jun. 30, 2023 EUR (€) segment	Jun. 30, 2022 USD ($)	Jun. 30, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 01, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Payment of deferred consideration								$ 2,390		$ 0
Interest paid								110		0
Issue of ordinary shares for acquisitions								9,912		7,392
Payment of contingent consideration, operating								4,621		0
Payment of contingent consideration, investing								5,557		0
Fair value movement on contingent consideration					$ 6,087	€ 5,609	$ 2,849	$ 6,939	€ 6,413	$ 2,849
Number of segment | segment								1	1
Roto Sports, Inc.
Summary Of Significant Accounting Policies [Line Items]
Purchase consideration due on first anniversary												$ 2,500			$ 2,500
Deferred consideration					5,188			$ 5,188
NDC Media
Summary Of Significant Accounting Policies [Line Items]
Purchase consideration due on first anniversary													$ 21,850	€ 19,000
Outstanding consideration obligation				$ 20,090							€ 18,000
Consideration obligation paid in cash				10,178
Issue of ordinary shares for acquisitions				$ 9,912
Contingent consideration paid in equity, as a percent				0.50
Deferred consideration					$ 18,192			$ 18,192			€ 16,773
NDC Media | Forecast
Summary Of Significant Accounting Policies [Line Items]
Consideration paid (received) | €	€ 13,000
Contingent consideration paid in equity, as a percent	0.50
NDC Media | Consideration Payment
Summary Of Significant Accounting Policies [Line Items]
Consideration paid (received)		€ 5,000	$ 5,000